UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2015

Date of reporting period:	5/31/2015

Item 1.	Schedule of Investments

Prudential Jennison Blend Fund, Inc.

Schedule of Investments

as of May 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS
Aerospace & Defense — 1.1%
Boeing Co. (The)	56,950	$8,002,614
Curtiss-Wright Corp.	39,689	2,861,180
Moog, Inc. (Class A Stock)*	20,805	1,427,847

		12,291,641

Airlines — 0.9%
Spirit Airlines, Inc.*	103,634	6,588,014
United Continental Holdings, Inc.*	68,524	3,740,725

		10,328,739

Auto Components — 0.8%
Lear Corp.	66,539	7,719,855
Tenneco, Inc.*	14,596	857,077

		8,576,932

Automobiles — 1.2%
General Motors Co.	173,023	6,223,637
Tesla Motors, Inc.*(a)	27,822	6,977,758

		13,201,395

Banks — 7.8%
Ameris Bancorp	15,574	392,309
Bank of America Corp.	457,606	7,550,499
BankUnited, Inc.	106,260	3,569,273
BOK Financial Corp.	39,035	2,524,784
Citigroup, Inc.	186,922	10,108,742
East West Bancorp, Inc.	211,065	9,054,689
First Republic Bank	99,968	6,053,063
Fulton Financial Corp.	164,390	2,081,177
Home BancShares, Inc.	20,549	700,926
JPMorgan Chase & Co.	167,986	11,050,119
PNC Financial Services Group, Inc. (The)	85,543	8,185,610
Prosperity Bancshares, Inc.	40,220	2,154,585
Renasant Corp.(a)	27,091	797,559
Signature Bank*	24,214	3,381,485
Valley National Bancorp(a)	159,943	1,564,243
Webster Financial Corp.	58,179	2,204,402
Wells Fargo & Co.	211,347	11,826,978
Wintrust Financial Corp.	56,411	2,826,191

		86,026,634

Biotechnology — 4.7%
ACADIA Pharmaceuticals, Inc.*(a)	105,560	4,349,072
Alexion Pharmaceuticals, Inc.*	34,237	5,609,390
Biogen Idec, Inc.*	28,430	11,286,426
Celgene Corp.*	55,298	6,328,303
Gilead Sciences, Inc.*	57,419	6,446,431
KYTHERA Biopharmaceuticals, Inc.*	107,597	5,419,661
Otonomy, Inc.*	16,452	403,403
OvaScience, Inc.*(a)	41,725	1,415,729
Receptos, Inc.*	25,699	4,237,508
Regeneron Pharmaceuticals, Inc.*	10,952	5,613,557
Zafgen, Inc.*	15,083	491,103

		51,600,583

Capital Markets — 2.4%
Artisan Partners Asset Management, Inc. (Class A Stock)	14,047	619,613

Goldman Sachs Group, Inc. (The)	39,256	8,094,195
HFF, Inc. (Class A Stock)	16,386	659,373
Lazard Ltd. (Class A Stock)	24,840	1,380,110
Moelis & Co. (Class A Stock)	25,092	724,155
Morgan Stanley	330,883	12,639,731
Piper Jaffray Cos.*	35,916	1,703,137
Raymond James Financial, Inc.	6,176	358,949

		26,179,263

Chemicals — 0.9%
FMC Corp.	115,583	6,607,880
Monsanto Co.	24,066	2,815,241

		9,423,121

Commercial Services & Supplies — 0.7%
Mobile Mini, Inc.	97,205	3,857,095
West Corp.	111,650	3,416,490

		7,273,585

Communications Equipment — 0.7%
Brocade Communications Systems, Inc.	525,716	6,500,478
Harris Corp.	1,678	132,950
Infinera Corp.*	32,164	663,865

		7,297,293

Construction & Engineering — 0.2%
Great Lakes Dredge & Dock Corp.*	347,210	1,930,488

Consumer Finance — 1.3%
Capital One Financial Corp.	87,044	7,273,396
SLM Corp.*	742,645	7,619,538

		14,892,934

Containers & Packaging — 0.2%
Crown Holdings, Inc.*	12,989	718,162
Packaging Corp. of America	10,846	750,326
Sealed Air Corp.	17,116	833,549

		2,302,037

Diversified Consumer Services — 0.1%
Apollo Education Group, Inc. (Class A Stock)*	17,370	287,995
Houghton Mifflin Harcourt Co.*	47,850	1,262,283

		1,550,278

Diversified Financial Services — 0.5%
Voya Financial, Inc.	118,747	5,380,427

Diversified Telecommunication Services — 0.3%
Cogent Communications Group, Inc.	29,644	931,415
Frontier Communications Corp.	409,616	2,109,522
Lumos Networks Corp.	27,642	394,451

		3,435,388

Electric Utilities — 1.2%
FirstEnergy Corp.	231,688	8,266,628
Portland General Electric Co.	74,342	2,598,996
Westar Energy, Inc.	76,011	2,787,324

		13,652,948

Electrical Equipment — 1.0%
Eaton Corp. PLC	124,110	8,885,035

Polypore International, Inc.*	29,522	1,768,663
Thermon Group Holdings, Inc.*	22,706	515,653

		11,169,351

Electronic Equipment, Instruments & Components — 0.9%
Anixter International, Inc.*	45,433	3,089,444
CDW Corp.	40,976	1,520,209
FEI Co.	3,813	311,141
Flextronics International Ltd.*	341,420	4,148,253
Plexus Corp.*	25,608	1,164,652

		10,233,699

Energy Equipment & Services — 1.4%
Dril-Quip, Inc.*	38,056	2,876,272
Halliburton Co.	138,092	6,269,377
Schlumberger Ltd.	55,247	5,014,770
Superior Energy Services, Inc.	47,173	1,089,225

		15,249,644

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	51,691	7,370,620
Fresh Market, Inc. (The)*(a)	18,120	575,310
Kroger Co. (The)	62,030	4,515,784
Sprouts Farmers Market, Inc.*	76,359	2,290,006

		14,751,720

Food Products — 2.6%
Adecoagro SA (Luxembourg)*	286,987	2,772,294
Boulder Brands, Inc.*	34,827	321,105
Bunge Ltd.	81,150	7,511,244
Darling Ingredients, Inc.*	40,577	637,059
Hain Celestial Group, Inc. (The)*	66,412	4,201,887
Mondelez International, Inc. (Class A Stock)	275,023	11,438,207
TreeHouse Foods, Inc.*	30,805	2,197,321

		29,079,117

Health Care Equipment & Supplies — 0.5%
Cardiovascular Systems, Inc.*(a)	27,882	780,138
DexCom, Inc.*	9,271	664,916
NuVasive, Inc.*	8,634	436,449
NxStage Medical, Inc.*	21,161	343,020
Spectranetics Corp. (The)*(a)	25,470	632,420
Zimmer Holdings, Inc.	24,756	2,824,412

		5,681,355

Health Care Providers & Services — 2.0%
Air Methods Corp.*(a)	93,364	3,936,226
Amsurg Corp.*	36,651	2,468,078
Centene Corp.*	66,183	4,986,227
Health Net, Inc.*	17,078	1,062,935
HealthSouth Corp.	19,119	825,176
Healthways, Inc.*	81,731	1,239,042
Molina Healthcare, Inc.*(a)	55,488	4,036,197
Team Health Holdings, Inc.*	33,145	1,938,320
Universal Health Services, Inc. (Class B Stock)	11,049	1,431,730

		21,923,931

Hotels, Restaurants & Leisure — 3.7%
BJ’s Restaurants, Inc.*	6,201	283,882
Carnival Corp.	203,792	9,441,683

Cheesecake Factory, Inc. (The)	27,854	1,436,431
Del Frisco’s Restaurant Group, Inc.*	81,124	1,508,906
Domino’s Pizza, Inc.	9,254	1,005,540
Jack in the Box, Inc.	5,568	483,358
Marriott International, Inc. (Class A Stock)	99,433	7,754,780
Pinnacle Entertainment, Inc.*	87,503	3,234,986
Starbucks Corp.	197,514	10,262,827
Vail Resorts, Inc.	57,730	5,988,910

		41,401,303

Household Durables — 0.4%
D.R. Horton, Inc.	22,109	577,487
Lennar Corp. (Class A Stock)(a)	46,586	2,172,305
Meritage Homes Corp.*	21,429	939,876
Tempur Sealy International, Inc.*	4,707	280,490
Toll Brothers, Inc.*	8,064	291,675

		4,261,833

Independent Power Producers & Energy Traders — 0.3%
NRG Yield, Inc. (Class A Stock)	68,636	1,818,854
NRG Yield, Inc. (Class C Stock)	68,636	1,857,977

		3,676,831

Insurance — 3.4%
MetLife, Inc.	165,107	8,628,492
RLI Corp.	19,531	950,573
Stancorp Financial Group, Inc.	28,631	2,124,993
Symetra Financial Corp.	295,789	7,234,999
Travelers Cos., Inc. (The)	41,917	4,238,647
Validus Holdings Ltd.	9,402	403,440
W.R. Berkley Corp.	148,201	7,261,849
White Mountains Insurance Group Ltd.	10,909	7,082,559

		37,925,552

Internet & Catalog Retail — 3.7%
Amazon.com, Inc.*	36,068	15,481,468
JD.com, Inc. (China), ADR*	164,387	5,536,554
Netflix, Inc.*	15,349	9,578,697
Priceline Group, Inc. (The)*	7,256	8,504,322
Wayfair, Inc. (Class A Stock)*(a)	60,697	1,814,233

		40,915,274

Internet Software & Services — 5.2%
Alibaba Group Holding Ltd. (China), ADR*(a)	36,780	3,285,190
Cornerstone OnDemand, Inc.*	49,380	1,537,199
Facebook, Inc. (Class A Stock)*	261,581	20,714,599
Google, Inc. (Class A Stock)*	10,711	5,840,922
Google, Inc. (Class C Stock)*	11,787	6,271,981
LinkedIn Corp. (Class A Stock)*	47,359	9,231,690
Tencent Holdings Ltd. (China)	510,842	10,187,679

		57,069,260

IT Services — 3.2%
DST Systems, Inc.	17,890	2,118,176
Euronet Worldwide, Inc.*	7,202	430,680
FleetCor Technologies, Inc.*	48,939	7,445,579
Global Payments, Inc.	73,726	7,695,520
MasterCard, Inc. (Class A Stock)	150,441	13,879,687
Vantiv, Inc. (Class A Stock)*	109,553	4,382,120

		35,951,762

Leisure Products — 0.1%
Brunswick Corp.	25,981	1,326,070

Life Sciences Tools & Services — 1.0%
Charles River Laboratories International, Inc.*	12,168	880,233
Fluidigm Corp.*(a)	107,176	2,533,641
Illumina, Inc.*	37,992	7,829,391

		11,243,265

Machinery — 1.8%
AGCO Corp.	6,230	316,359
CIRCOR International, Inc.	20,641	1,100,578
Crane Co.	10,716	648,639
ITT Corp.	24,063	1,027,009
NN, Inc.	69,127	1,883,711
Nordson Corp.	15,293	1,237,357
Oshkosh Corp.	27,018	1,355,223
RBC Bearings, Inc.*	22,515	1,577,851
Rexnord Corp.*	73,250	1,876,665
SPX Corp.	98,886	7,348,219
Terex Corp.	27,044	668,798
WABCO Holdings, Inc.*	2,293	289,881
Woodward, Inc.	9,566	487,292

		19,817,582

Media — 2.9%
Cinemark Holdings, Inc.	140,864	5,709,218
Comcast Corp. (Class A Stock)	164,816	9,635,143
Time Warner, Inc.	43,946	3,712,558
Walt Disney Co. (The)	123,008	13,576,393

		32,633,312

Metals & Mining — 0.4%
Compass Minerals International, Inc.	16,233	1,398,635
Constellium NV (Netherlands) (Class A Stock)*	47,093	641,407
Reliance Steel & Aluminum Co.	29,548	1,885,162

		3,925,204

Multi-Utilities — 0.5%
Alliant Energy Corp.	15,340	940,342
PG&E Corp.	87,224	4,663,867

		5,604,209

Multiline Retail — 1.0%
Burlington Stores, Inc.*	16,174	853,502
Target Corp.	117,682	9,334,536
Tuesday Morning Corp.*(a)	30,057	385,331

		10,573,369

Oil, Gas & Consumable Fuels — 4.2%
Cheniere Energy Partners LP	33,824	835,453
Chevron Corp.	66,473	6,846,719
Concho Resources, Inc.*	42,118	5,066,795
Marathon Oil Corp.	227,593	6,188,254
Noble Energy, Inc.	127,314	5,573,807
Occidental Petroleum Corp.	78,690	6,152,771
PDC Energy, Inc.*	40,983	2,444,226
SemGroup Corp. (Class A Stock)	64,039	5,039,869
Suncor Energy, Inc. (Canada)	240,998	7,044,289
Whiting Petroleum Corp.*	37,365	1,232,671

		46,424,854

Pharmaceuticals — 7.9%
AbbVie, Inc.	62,562	4,166,003
Actavis, PLC*	85,344	26,184,393
Aerie Pharmaceuticals, Inc.*(a)	124,407	1,384,650
Aratana Therapeutics, Inc.*(a)	111,981	1,519,582
Bayer AG (Germany), ADR	60,231	8,601,589
Bristol-Myers Squibb Co.	148,928	9,620,749
Merck & Co., Inc.	142,707	8,689,429
Pacira Pharmaceuticals, Inc.*(a)	43,222	3,380,393
Pfizer, Inc.	170,561	5,926,995
Sagent Pharmaceuticals, Inc.*	12,862	287,208
Shire PLC (Ireland), ADR	31,834	8,281,615
Teva Pharmaceutical Industries Ltd. (Israel), ADR	165,349	9,937,475

		87,980,081

Professional Services — 0.8%
Ceb Inc.	7,639	646,183
Dun & Bradstreet Corp. (The)	15,868	2,029,993
Heidrick & Struggles International, Inc.	12,251	307,990
Huron Consulting Group, Inc.*	15,283	982,697
Insperity, Inc.	5,918	311,405
Korn/Ferry International	90,814	2,914,222
TrueBlue, Inc.*	55,919	1,592,573

		8,785,063

Real Estate Investment Trusts (REITs) — 2.6%
Capstead Mortgage Corp.	295,006	3,489,921
Chatham Lodging Trust	101,049	2,823,309
Chimera Investment Corp.	102,132	1,473,765
Colony Financial, Inc.	24,585	630,851
Extra Space Storage, Inc.	15,643	1,095,479
Hersha Hospitality Trust	772,473	4,912,928
Iron Mountain, Inc.	33,500	1,221,745
LaSalle Hotel Properties	29,484	1,074,987
MFA Financial, Inc.	553,827	4,397,387
National Storage Affiliates*	146,947	1,982,315
Outfront Media Inc.	10,044	278,319
Pebblebrook Hotel Trust	49,424	2,119,301
QTS Realty Trust, Inc. (Class A Stock)	13,597	506,216
Summit Hotel Properties, Inc.	244,028	3,260,214

		29,266,737

Real Estate Management & Development — 0.4%
Forest City Enterprises, Inc. (Class A Stock)*	192,831	4,446,683

Road & Rail — 0.8%
Canadian Pacific Railway Ltd. (Canada)	11,408	1,879,012
Heartland Express, Inc.	117,903	2,505,439
Hertz Global Holdings, Inc.*	216,736	4,310,879

		8,695,330

Semiconductors & Semiconductor Equipment — 1.8%
Applied Materials, Inc.	389,667	7,843,997
Cavium, Inc.*(a)	112,733	7,933,021
Inphi Corp.*	22,814	546,167
M/A-COM Technology Solutions Holdings, Inc.*	9,024	344,356
ON Semiconductor Corp.*	35,404	469,457

Power Integrations, Inc.	32,193	1,634,117
Semtech Corp.*	54,960	1,173,945
Skyworks Solutions, Inc.	4,205	459,859

		20,404,919

Software — 5.5%
Adobe Systems, Inc.*	96,708	7,648,636
Cadence Design Systems, Inc.*	23,329	461,681
Fortinet, Inc.*	106,002	4,246,440
Imperva, Inc.*	7,528	457,778
Microsoft Corp.	212,416	9,953,814
QLIK Technologies, Inc.*	157,488	5,696,341
Qualys, Inc.*(a)	7,822	318,512
Red Hat, Inc.*	89,967	6,951,750
salesforce.com, inc.*	131,926	9,597,616
SolarWinds, Inc.*	123,236	5,847,548
Splunk, Inc.*	86,318	5,836,823
Workday, Inc. (Class A Stock)*(a)	52,709	4,159,794

		61,176,733

Specialty Retail — 2.9%
American Eagle Outfitters, Inc.	47,650	780,030
Asbury Automotive Group, Inc.*	23,621	2,010,620
Chico’s FAS, Inc.	51,248	851,229
DSW, Inc. (Class A Stock)	136,290	4,722,448
Foot Locker, Inc.	17,508	1,106,506
GNC Holdings, Inc. (Class A Stock)	7,830	348,748
Inditex SA (Spain), ADR	532,553	8,877,659
Mattress Firm Holding Corp.*(a)	106,636	6,300,055
Restoration Hardware Holdings, Inc.*(a)	33,637	3,059,622
Ulta Salon Cosmetics & Fragrance, Inc.*	23,170	3,536,205
Zumiez, Inc.*	25,809	770,657

		32,363,779

Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	215,653	28,095,273
EMC Corp.	273,850	7,213,209
Hewlett-Packard Co.	262,740	8,775,516
NCR Corp.*	150,029	4,508,371

		48,592,369

Textiles, Apparel & Luxury Goods — 2.0%
Deckers Outdoor Corp.*	54,849	3,737,959
G-III Apparel Group Ltd.*	34,130	1,940,632
NIKE, Inc. (Class B Stock)	132,701	13,491,711
Under Armour, Inc. (Class A Stock)*	44,213	3,466,741

		22,637,043

Thrifts & Mortgage Finance — 0.3%
Brookline Bancorp, Inc.	30,263	331,077
Provident Financial Services, Inc.	122,986	2,235,886
WSFS Financial Corp.	29,538	728,702

		3,295,665

Trading Companies & Distributors — 0.1%
WESCO International, Inc.*(a)	9,116	655,076

Transportation Infrastructure
Wesco Aircraft Holdings, Inc.*	19,420	286,639

Wireless Telecommunication Services — 1.0%
SBA Communications Corp. (Class A Stock)*	47,453	5,305,720
Vodafone Group PLC (United Kingdom), ADR	149,579	5,838,068

		11,143,788

TOTAL LONG-TERM INVESTMENTS (cost $740,067,386)		1,075,912,088

SHORT-TERM INVESTMENT — 6.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $67,824,591; includes $50,813,231 of cash collateral for securities on loan)(b)(c)	67,824,591	67,824,591

TOTAL INVESTMENTS — 103.1% (cost $807,891,977)(d)		1,143,736,679
Liabilities in excess of other assets — (3.1)%		(34,883,719)

NET ASSETS — 100.0%		$1,108,852,960

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $49,625,927; cash collateral of $50,813,231 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$815,177,782

Appreciation	342,515,271
Depreciation	(13,956,374)

Net Unrealized Appreciation	$328,558,897

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$12,291,641	$—	$—
Airlines	10,328,739	—	—
Auto Components	8,576,932	—	—
Automobiles	13,201,395	—	—
Banks	86,026,634	—	—
Biotechnology	51,600,583	—	—
Capital Markets	26,179,263	—	—
Chemicals	9,423,121	—	—

Commercial Services & Supplies	7,273,585	—	—
Communications Equipment	7,297,293	—	—
Construction & Engineering	1,930,488	—	—
Consumer Finance	14,892,934	—	—
Containers & Packaging	2,302,037	—	—
Diversified Consumer Services	1,550,278	—	—
Diversified Financial Services	5,380,427	—	—
Diversified Telecommunication Services	3,435,388	—	—
Electric Utilities	13,652,948	—	—
Electrical Equipment	11,169,351	—	—
Electronic Equipment, Instruments & Components	10,233,699	—	—
Energy Equipment & Services	15,249,644	—	—
Food & Staples Retailing	14,751,720	—	—
Food Products	29,079,117	—	—
Health Care Equipment & Supplies	5,681,355	—	—
Health Care Providers & Services	21,923,931	—	—
Hotels, Restaurants & Leisure	41,401,303	—	—
Household Durables	4,261,833	—	—
Independent Power Producers & Energy Traders	3,676,831	—	—
Insurance	37,925,552	—	—
Internet & Catalog Retail	40,915,274	—	—
Internet Software & Services	57,069,260	—	—
IT Services	35,951,762	—	—
Leisure Products	1,326,070	—	—
Life Sciences Tools & Services	11,243,265	—	—
Machinery	19,817,582	—	—
Media	32,633,312	—	—
Metals & Mining	3,925,204	—	—
Multi-Utilities	5,604,209	—	—
Multiline Retail	10,573,369	—	—
Oil, Gas & Consumable Fuels	46,424,854	—	—
Pharmaceuticals	87,980,081	—	—
Professional Services	8,785,063	—	—
Real Estate Investment Trusts (REITs)	29,266,737	—	—
Real Estate Management & Development	4,446,683	—	—
Road & Rail	8,695,330	—	—
Semiconductors & Semiconductor Equipment	20,404,919	—	—
Software	61,176,733	—	—
Specialty Retail	32,363,779	—	—
Technology Hardware, Storage & Peripherals	48,592,369	—	—
Textiles, Apparel & Luxury Goods	22,637,043	—	—
Thrifts & Mortgage Finance	3,295,665	—	—
Trading Companies & Distributors	655,076	—	—
Transportation Infrastructure	286,639	—	—
Wireless Telecommunication Services	11,143,788	—	—
Affiliated Money Market Mutual Fund	67,824,591	—	—

Total	$1,143,736,679	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable .

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 20, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date July 20, 2015

*	Print the name and title of each signing officer under his or her signature.